Commitments and Contingencies	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies

8. Commitments and Contingencies

Sales Representative Agreement

In April 2020, the Company entered into an Exclusive Sales Representative Agreement, under which the counterparty to the agreement (the “Representative”) received exclusive rights to market, promote, and distribute The Catamaran System in the United States and Puerto Rico. The agreement is for an initial period of five years, and automatically renews for an additional five years unless written notice is given by either party prior to April 27, 2023. The agreement provides for a bonus to be paid to the Representative upon an acquisition or IPO. In May 2021, the Company entered into an Amended and Restated Exclusive Sales Representative Agreement (the “Restated Sales Agreement”). In connection with the amended agreement, the Company paid $500 cash and issued 53,757 shares of common stock to the Representative, for which the Company recorded a combined total of approximately $880 as sales and marketing expense. In addition, the Representative received anti-dilution protections to maintain ownership of 3.0% of the fully diluted equity of the Company through the date of an initial public offering. In October 2021, the Company issued 44,447 shares of common stock with a fair value of approximately $333 to the Representative in accordance with the anti-dilution provision. In April 2022, the Company issued 312,351 shares of common stock to the Representative in accordance with the anti-dilution provision, fully satisfying the Company’s obligations.

The Restated Sales Agreement restructured the calculation of the bonus paid to the Representative upon an acquisition, removed the bonus payable upon an IPO, and allows the Company to terminate the Restated Sales Agreement as long as the bonus paid to the Representative is at least $6,000.

On October 6, 2022, the Company entered into the Terminating Amended and Restated Exclusive Sales Representative Agreement (the “Termination Agreement”) with the Representative, which terminated the Restated Sales Agreement. In accordance with the Termination Agreement, (i) the Company paid the Representative $1,000 in cash; and (ii) the Company agreed to pay the Representative (a) $85 per month during the six months after the date of the Termination Agreement in return for efforts by the Representative to transition operations to the Company, (b) 20% of net sales of the product sold in the United States and Puerto Rico until December 31, 2023 and (c) after December 31, 2023, 10% of net sales until such time as the aggregate amount paid to the Representative under this clause (c) and clause (b) above equal $3,600. In the event of an acquisition of the Company, the Company will pay the Representative $3,600 less previous amounts paid pursuant to clause (b) and clause (c) above. The Company recorded a charge of $1,000 for the payment to the Representative in the fourth quarter of 2022 and is expensing the $85 per charges as incurred over the six-month period. For payments under clause (b) and clause (c) above, the Company estimated the fair value of the liability using level 3 hierarchy inputs based on a Monte Carlo simulation of future revenues with a 25% quarterly estimated standard deviation of growth rates and a 10% probability of dissolution, discounted at an estimated discount rate of 15.4%. Based on the Company’s fair value analysis, a total of $2,611 was charged to sales and marketing expense in the consolidated statements of operations and comprehensive loss and recorded as accrued commissions in the consolidated balance sheets. A reconciliation of the liability under clause (b) and clause (c) for the six months ended June 30, 2023 is as follows:

2023
Balance at December 31, 2022	$2,560
Amounts paid during 2023	(205)
Accretion	293
Balance at June 30, 2023	$2,648

Per the terms of the Termination Agreement, the Company ultimately expects to expense $3,600 under clause (b) and clause (c).

Simultaneously with the execution of the Termination Agreement, the Company entered into a Consulting Agreement dated October 6, 2022, with the Representative (the “Consulting Agreement”). Under the terms and conditions of the Consulting Agreement, the Representative is tasked with organizing, recruiting, training, and coordinating the Company’s Clinical Specialist program, Physician Education program and Sales Education program as more specifically described in the Consulting Agreement.

The term of the Consulting Agreement is from October 6, 2022, until October 05, 2023, unless extended by mutual agreement of the parties in writing for additional one-year terms, or terminated in accordance with the terms of the Consulting Agreement. In consideration for the services to be provided, the Company shall pay the Representative a base consulting fee of $700 per year, payable in monthly installments, along with additional compensation of up to $62.5 per quarter, if certain sales targets are met, for four quarters; along with any travel and related out-of-pocket expenses incurred by the Representative in connection with the performance of the services.

Litigation

In the normal course of business, the Company may possibly be named as a defendant in various lawsuits.

10. Commitments and Contingencies

Sales Representative Agreement

In April 2020, the Company entered into an Exclusive Sales Representative Agreement, under which the counterparty to the agreement (the “Representative”) received exclusive rights to market, promote, and distribute The Catamaran System in the United States and Puerto Rico. The agreement is for an initial period of five years, and automatically renews for an additional five years unless written notice is given by either party prior to April 27, 2023. The agreement provides for a bonus to be paid to the Representative upon an acquisition or IPO. In May 2021 the Company entered into an Amended and Restated Exclusive Sales Representative Agreement (the “Restated Sales Agreement”). In connection with the amended agreement, the Company paid $500 cash and issued 53,757 shares of common stock to the Representative, for which the Company recorded a combined total of approximately $880 as sales and marketing expense. In addition, the Representative received anti-dilution protections to maintain ownership of 3.0% of the fully diluted equity of the Company through the date of an initial public offering. In October, 2021, the Company issued 44,447 shares with a fair value of approximately $333 to the Representative in accordance with the anti-dilution provision. In April 2022, the Company issued 312,351 shares to the Representative in accordance with the anti-dilution provision, fully satisfying the Company’s obligations.

The amended agreement restructured the calculation of the bonus paid to the Representative upon an acquisition, removed the bonus payable upon an IPO, and allows the Company to terminate the amended agreement as long as the bonus paid to the Representative is at least $6,000.

In June 2021, the Company issued a $50 convertible note payable to the Chief Executive Officer of the Representative, as part of the convertible debt offering described in Note 6.

On October 6, 2022, the Company entered into the Terminating Amended and Restated Exclusive Sales Representative Agreement (the “Termination Agreement”) with the Representative, which terminated the Restated Sales Agreement. In accordance with the Termination Agreement, (i) the Company paid the Representative $1,000 in cash; and (ii) the Company agreed to pay the Representative (a) $85 per month during the six months after the date of the Termination Agreement in return for efforts by the Representative to transition operations to the Company, (b) 20% of net sales of the Product sold in the United States and Puerto Rico until December 31, 2023 and (c) after December 31, 2023, 10% of net sales until such time as the aggregate amount paid to the Representative under this clause (c) and clause (b) above equal $3,600. In the event of an acquisition of the Company, the Company will pay the Representative $3,600 less previous amounts paid pursuant to clause (b) and clause (c) above. The Company recorded a charge of $1,000 for the payment to the Representative in the fourth quarter of 2022 and is expensing the $85 per charges as incurred over the six month period. For payments under clause (b) and clause (c) above, the Company estimated the fair value of the liability using level 3 hierarchy inputs based on a Monte Carlo simulation of future revenues with a 25% quarterly estimated standard deviation of growth rates and a 10% probability of dissolution, discounted at an estimated discount rate of 15.4%. Based on the Company’s fair value analysis, a charge of $2,611 was charged to Sales and marketing expense in the fourth quarter of 2022. A reconciliation of the liability under clause (b) and clause (c) is as follows:

2022
Balance at January 1, 2022	$—
Amount recorded upon signing of Termination Agreement	2,611
Amounts paid during 2022	(56)
Accretion	5
Balance at December 31, 2022	$2,560

Per the terms of the Termination Agreement, the Company ultimately expects to expense $3,600 under clause (b) and clause (c).

Simultaneously with the execution of the Termination Agreement, the Company entered into a Consulting Agreement dated October 6, 2022, with the Representative (the “Consulting Agreement”). Under the terms and conditions of the Consulting Agreement, the Representative is tasked with organizing, recruiting, training, and coordinating the Company’s Clinical Specialist program, Physician Education program and Sales Education program as more specifically described in the Consulting Agreement.

The term of the Consulting Agreement is from October 6, 2022, until October 05, 2023, unless extended by mutual agreement of the parties in writing for additional one-year terms, or terminated in accordance with the terms of the Consulting Agreement. In consideration for the services to be provided, the Company shall pay the Representative a base consulting fee of $700 per year, payable in monthly instalments, along with additional compensation of $62.5 per quarter, if certain sales targets are met, for four quarters; along with any travel and related out-of-pocket expenses incurred by the Representative in connection with the performance of the services.

Litigation

In the normal course of business, the Company may possibly be named as a defendant in various lawsuits.

On September 2, 2021, Khalid Mentak, a former director and Chief Executive Officer of the Company filed an arbitration claim with the American Arbitration Association (“AAA”) against the Company, asserting damages in excess of $3,000, plus attorneys’ fees and other costs, for alleged unpaid wages, defamation, and other claims. The services provided by Mr. Mentak were governed by a Consulting Agreement between the Company and Key Medical Technologies, Inc (“Key Medical”), a company which Mr. Mentak served as Chief Executive Officer. The AAA proceeding was also initiated pursuant to the arbitration provision in the Consulting Agreement. The parties selected an arbitrator and the Company filed a motion to dismiss the proceeding as currently pled because the proper parties should be Key Medical and the Company, and not Mr. Mentak as an individual. The arbitrator ruled that Mr. Mentak was the real-party-in-interest and denied the motion, without prejudice to any arguments on the merits of the underlying claims. On March 1, 2022, Mr. Mentak filed a more detailed Statement of Claims, which the Company responded to on March 16, 2022. The Company also filed a cross-complaint for declaratory relief seeking to establish its rights and obligations under the Consulting Agreement with respect to the claimant and Key Medical, which was formally named a defendant in the cross complaint. The claimant objected to the cross-complaint as unnecessary. On July 21, 2022, the Company entered into a Settlement Agreement and General Release of All Claims (the “Settlement Agreement”) with Key Medical and Mr. Mentak to settle all claims and counterclaims. Pursuant to the Settlement Agreement, the Company has agreed to pay Key Medical the total sum of $1,200. The settlement amount was fully paid as of December 31, 2022.